UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06240

Nuveen Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Select Quality Municipal Fund, Inc. (NQS)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 153.6% (100.0% of Total Investments)

	Alaska – 1.7% (1.1% of Total Investments)
$ 500	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	$ 524,900
	12/01/26 – FGIC Insured (UB)
6,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	6,417,660
	12/01/30 – NPFG Insured
1,680	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Ba1	1,528,800
	Series 2006A, 4.625%, 6/01/23
8,180	Total Alaska			8,471,360
	Arizona – 3.8% (2.5% of Total Investments)
3,500	Arizona School Facilities Board, Certificates of Participation, Series 2003A, 5.000%, 9/01/13 –	No Opt. Call	A+	3,513,930
	NPFG Insured
2,300	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,382,547
	2008A, 5.000%, 7/01/33
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	Baa2	968,990
	Company, Series 2010A, 5.250%, 10/01/40
3,750	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	12/13 at 100.00	Aa2	3,806,925
	Revenue Bonds, Series 2003, 5.000%, 12/01/18 – NPFG Insured
8,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	7,670,240
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
750	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/13 at 100.00	A2	750,090
	Healthcare, Series 2008A, 5.250%, 9/01/30
19,300	Total Arizona			19,092,722
	Arkansas – 0.4% (0.2% of Total Investments)
1,710	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Refunding Bonds, Series 1993,	No Opt. Call	A2	1,783,222
	7.375%, 8/01/15
	California – 13.5% (8.8% of Total Investments)
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	5,084,050
	2013S-4, 5.000%, 4/01/38 (WI/DD, Settling 8/06/13)
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	A	1,156,758
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	A	1,199,591
2,250	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	B–	2,054,183
	County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
1,500	California State, General Obligation Bonds, Various Purpose Series 2006, 4.500%, 10/01/29	10/16 at 100.00	A1	1,547,715
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,676,542
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	A1	373,370
	Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,200	0.000%, 2/01/30 – FGIC Insured	2/15 at 45.69	A+	1,353,344
6,800	0.000%, 2/01/35 – FGIC Insured	2/15 at 34.85	A+	1,907,672
4,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	4,279,860
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45
7,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	5,972,680
	Revenue Bonds, Tender Option Bonds Trust 2040, 10.715%, 6/01/45 – FGIC Insured (IF)
2,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	2,037,100
	Bonds, Series 2007A-1, 5.000%, 6/01/33
4,500	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series	8/16 at 102.00	AA–	4,596,795
	2008B, 5.125%, 8/01/37 – AGC Insured
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	Aa3	390,088
	Series 2001B, 0.000%, 8/01/31 – NPFG Insured
3,000	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects	10/15 at 100.00	AA–	3,044,580
	Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	510,458
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (WI/DD, Settling 8/01/13)
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA–	2,103,420
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
3,600	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	Aa3	1,673,460
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
2,500	Palm Springs Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 102.00	AA–	2,622,250
	Series 2006A, 5.000%, 8/01/31 – AGM Insured
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	2,481,107
	6.750%, 11/01/39
1,365	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	A+	1,019,832
	0.000%, 8/01/21 – NPFG Insured
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA+	2,064,160
6,195	Peralta Community College District, Alameda County, California, General Obligation Bonds,	8/17 at 100.00	AA–	6,160,742
	Election of 2006, Series 2007B, 5.000%, 8/01/37 – AGM Insured (UB) (4)
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	1,723,800
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside	No Opt. Call	A+	2,597,750
	County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+ (5)	3,463,708
	5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured
5,000	Santa Monica Community College District, Los Angeles County, California, General Obligation	8/15 at 58.09	AA (5)	2,859,600
	Bonds, Series 2005C, 0.000%, 8/01/26 (Pre-refunded 8/01/15) – NPFG Insured
2,460	Santee School District, County, California, General Obligation Bonds, Capital Appreciation,	No Opt. Call	AA–	794,752
	Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured
3,000	Yuma Community College District, California, General Obligation Bonds, Series 2007B, 0.000%,	8/17 at 45.45	Aa2	980,580
	8/01/33 – AMBAC Insured
97,870	Total California			67,729,947
	Colorado – 6.7% (4.3% of Total Investments)
3,435	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA–	3,708,289
	Series 2009A, 5.500%, 7/01/34
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA–	1,173,104
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	4,985,250
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	1,459,725
	Association, Series 2007, 5.250%, 5/15/42
1,500	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	1,465,800
	Senior Lien Series 2006, 4.625%, 12/01/30 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,420	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	A	888,011
9,615	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	A	5,254,694
13,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/34 –	9/20 at 45.40	A	3,768,700
	NPFG Insured
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	N/R	4,544,900
	5.350%, 12/01/37 – RAAI Insured
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
2,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	2,786,250
3,115	6.000%, 1/15/34	7/20 at 100.00	Baa3	3,329,966
47,235	Total Colorado			33,364,689
	District of Columbia – 3.0% (1.9% of Total Investments)
	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2001:
1,200	6.250%, 5/15/24	11/13 at 100.00	A1	1,211,784
5,580	6.500%, 5/15/33	No Opt. Call	Baa1	5,967,252
5,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/19 – NPFG Insured	No Opt. Call	Aa2	6,091,850
1,695	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2009C, 5.000%,	No Opt. Call	AAA	1,722,527
	12/01/13 (4)
13,475	Total District of Columbia			14,993,413
	Florida – 5.7% (3.7% of Total Investments)
2,500	Florida State Board of Education, Full Faith and Credit Education Capital Outlay Bonds, Series	No Opt. Call	AAA	2,606,075
	2005B, 5.250%, 6/01/14
3,000	Hollywood, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2003,	No Opt. Call	Aa2	3,024,000
	5.000%, 10/01/13 – AGM Insured
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	4,113,720
	5.000%, 10/01/28
4,260	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	Aa2	4,178,336
	11/01/30 – NPFG Insured
9,250	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	9,249,630
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
2,685	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health	5/16 at 100.00	AA–	2,921,414
	System, Series 2006, 5.000%, 5/01/21 – NPFG Insured
2,500	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	No Opt. Call	AA	2,454,200
	South Florida, Tender Option Bond Trust 11151, 18.408%, 2/15/15 (IF)
28,195	Total Florida			28,547,375
	Georgia – 0.6% (0.4% of Total Investments)
3,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA–	3,226,410
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
	Illinois – 20.0% (13.0% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	1,428,678
	Revenues Series 2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
4,495	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	A+	2,487,398
3,225	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	A+	1,207,698
1,500	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	1,620,225
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
29,145	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/38 –	No Opt. Call	AA–	7,336,671
	FGIC Insured
3,880	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	1/14 at 100.00	AA–	3,792,467
1,250	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	1/14 at 100.00	AA+	1,250,425
4,450	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/14 at 100.00	AA–	4,545,987
	Series 2003F, 5.500%, 1/01/15 – CIFG Insured
1,825	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A	1,933,953
	Series 2005A, 5.250%, 1/01/26 – NPFG Insured
3,500	Illinois Educational Facilities Authority, Revenue Bonds, Northwestern University, Series 2003,	12/13 at 100.00	AAA	3,536,715
	5.000%, 12/01/33
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,561,995
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA–	2,001,440
	8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	1,016,910
	5.500%, 2/01/40 – AMBAC Insured
2,875	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	3,012,511
	5.625%, 1/01/37
1,750	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007,	No Opt. Call	AA–	1,853,670
	5.000%, 3/15/26
1,925	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	1,994,589
10,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA–	10,226,400
3,975	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	4,113,887
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,593,550
	2011C, 5.500%, 8/15/41 (UB) (4)
5,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	5,104,450
	Centers, Series 2008A, 5.500%, 8/15/30
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001,	8/13 at 100.00	Aa1	2,001,460
	5.950%, 2/20/36
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	1,414,823
	5.000%, 1/01/38
8,945	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 74.44	A1	6,319,643
	Obligation Bonds, Series 2005B, 0.000%, 1/01/21 – AGM Insured
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation	No Opt. Call	Aa2	6,175,350
	Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured
2,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,288,627
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,765	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AAA	4,478,701
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AAA	307,439
3,805	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	AAA	722,570
1,495	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2006, 5.000%, 4/01/27	4/16 at 100.00	Aa2	1,584,356
7,415	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2006, 5.000%, 4/01/27	4/16 at 100.00	Aa2 (5)	8,245,406
	(Pre-refunded 4/01/16)
4,005	Will County Community Unit School District 201U, Crete-Monee, Will County, Illinois, General	No Opt. Call	A+	3,885,251
	Obligation Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/15 – FGIC Insured
135,525	Total Illinois			100,043,245
	Indiana – 3.1% (2.0% of Total Investments)
2,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	Baa2	2,039,120
	Series 2006, 5.250%, 8/01/36
1,290	Fairfield School Building Corporation, Elkhart County, Indiana, First Mortgage Bonds, Series	1/14 at 100.00	AA+ (5)	1,317,916
	2003, 5.000%, 7/15/20 (Pre-refunded 1/15/14) – FGIC Insured
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	2,757,123
	2011B, 5.000%, 10/01/41
2,805	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+ (5)	2,889,823
	Series 2004A, 5.375%, 3/01/34 (Pre-refunded 3/01/14) – AMBAC Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	2,056,420
	Indiana, Series 2007, 5.500%, 3/01/37
2,225	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,229,739
	NPFG Insured
1,895	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series	7/15 at 100.00	AA+ (5)	2,064,224
	2005, 5.000%, 7/15/26 (Pre-refunded 7/15/15) – AGM Insured
14,965	Total Indiana			15,354,365
	Iowa – 2.0% (1.3% of Total Investments)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
2,000	5.000%, 12/01/19	No Opt. Call	BB–	1,960,560
5,645	5.500%, 12/01/22	12/18 at 100.00	BB–	5,595,832
3,100	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	2,547,580
	5.625%, 6/01/46
10,745	Total Iowa			10,103,972
	Kansas – 1.9% (1.2% of Total Investments)
2,015	Johnson County Unified School District 233, Kansas, General Obligation Bonds, Refunding Series	No Opt. Call	AA	2,019,735
	2009C, 3.000%, 9/01/13
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23	3/14 at 100.00	AAA	3,896,347
	(Pre-refunded 3/01/14)
3,525	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	3,567,758
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
9,330	Total Kansas			9,483,840
	Kentucky – 1.2% (0.8% of Total Investments)
5,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	AA–	5,037,350
	System Obligated Group, Series 2011, 5.250%, 8/15/46
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,033,720
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
6,000	Total Kentucky			6,071,070
	Louisiana – 1.0% (0.7% of Total Investments)
5,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	5,076,500
	Series 2007A, 5.375%, 5/15/43
	Maine – 0.3% (0.2% of Total Investments)
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical
	Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	Baa3	1,116,320
210	6.750%, 7/01/41	7/21 at 100.00	Baa3	232,686
1,210	Total Maine			1,349,006
	Massachusetts – 3.7% (2.4% of Total Investments)
4,410	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A+	4,571,318
	Lien Series 2010B, 5.000%, 1/01/32
2,000	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	8/13 at 100.00	A	1,837,080
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	498,580
	Series 2008E-1 &2, 5.125%, 7/01/38
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,357,730
	University Issue, Series 2009A, 5.750%, 7/01/39
3,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	3,801,767
	2013A, 5.000%, 5/15/43
200	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	209,718
	5.000%, 8/15/30
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
645	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	Aa2 (5)	704,295
4,155	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	Aa2 (5)	4,536,969
17,860	Total Massachusetts			18,517,457
	Michigan – 6.3% (4.1% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	1,792,747
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/32
3,500	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	3,179,155
	7/01/35 – NPFG Insured
7,745	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Remarketed Series	7/17 at 100.00	A	7,685,364
	1998A, 5.250%, 7/01/21 – NPFG Insured
2,435	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,439,846
	7/01/36 – BHAC Insured
2,020	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	BB–	1,851,552
1,620	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2001C,	7/18 at 100.00	AA+	1,555,897
	4.750%, 7/01/29 – BHAC Insured
500	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2005C,	7/15 at 100.00	A	499,980
	5.000%, 7/01/18 – FGIC Insured
8,125	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	8,246,225
	10/15/29 – AMBAC Insured
2,000	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/21 –	10/16 at 100.00	Aa3	1,436,260
	FGIC Insured
3,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	Aa3 (5)	3,029,850
	5.000%, 10/15/29 (Pre-refunded 10/15/13) – NPFG Insured
32,920	Total Michigan			31,716,876
	Minnesota – 0.5% (0.3% of Total Investments)
2,275	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/15 at 100.00	A	2,337,153
	Refunding Subordinate Lien Series 2005C, 5.000%, 1/01/31 – FGIC Insured
	Mississippi – 0.5% (0.3% of Total Investments)
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA–	2,579,148
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 5.5% (3.6% of Total Investments)
890	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass	10/18 at 100.00	AA+	941,771
	Transit Sales Tax Appropriation Refunding Bonds, Series 2013A, 5.000%, 10/01/28 (WI/DD,
	Settling 8/01/13)
1,815	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/13 at 100.00	AA- (5)	1,829,484
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 (Pre-refunded 10/01/13) – AGM Insured
5,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	2,457,100
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
3,150	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds,	1/16 at 100.00	A	3,159,797
	Series 2006, 5.000%, 1/01/34 – NPFG Insured
8,975	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 4.500%,	10/13 at 100.00	Aa1 (5)	9,054,160
	10/15/21 (Pre-refunded 10/15/13)
5,545	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	5,318,653
	CoxHealth, Series 2013A, 5.000%, 11/15/48
5,000	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – NPFG Insured	12/16 at 100.00	A	5,010,450
30,375	Total Missouri			27,771,415
	Nebraska – 1.2% (0.8% of Total Investments)
6,100	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	Aa3	6,187,901
	5.000%, 2/01/35 – AMBAC Insured
	Nevada – 2.0% (1.3% of Total Investments)
2,280	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	10/16 at 100.00	A	2,316,685
	5.000%, 10/01/25 – NPFG Insured
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	A	4,726,900
2,500	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, Trust	7/17 at 100.00	AA+	2,733,700
	2634, 18.774%, 7/01/31 – BHAC Insured (IF) (4)
9,780	Total Nevada			9,777,285
	New Hampshire – 1.0% (0.7% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	5,212,800
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 3.2% (2.1% of Total Investments)
16,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 39.39	BBB+	4,934,457
	Care System, Refunding Series 2006B, 0.000%, 7/01/35
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	6,428,000
	0.000%, 12/15/33 – AGM Insured
6,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	4,760,015
	Series 2007-1A, 5.000%, 6/01/41
43,340	Total New Jersey			16,122,472
	New York – 4.7% (3.1% of Total Investments)
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	Aa2	5,046,542
	College, Series 2007, 5.000%, 7/01/46
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,021,580
	2011A, 5.250%, 2/15/47
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	1,990,780
	2/15/47 – FGIC Insured
7,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2004A,	9/14 at 100.00	AA+	7,679,250
	5.000%, 9/01/34 – BHAC Insured
2,925	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A,	4/19 at 100.00	A	3,301,535
	5.500%, 4/01/24
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	A	2,700,050
	Series 2012F, 5.000%, 11/15/26
875	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	910,919
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
22,805	Total New York			23,650,656
	North Carolina – 2.5% (1.7% of Total Investments)
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	2,957,970
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	5,328,900
	WakeMed, Series 2012A, 5.000%, 10/01/27
2,375	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health	11/16 at 100.00	AA+	2,415,399
	Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA–	2,039,384
	5.750%, 1/01/39 – AGC Insured
12,275	Total North Carolina			12,741,653
	North Dakota – 0.4% (0.2% of Total Investments)
1,875	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	1,855,406
	Group, Series 2012, 5.000%, 12/01/32
	Ohio – 7.3% (4.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,335	5.375%, 6/01/24	6/17 at 100.00	B–	2,832,949
1,180	5.125%, 6/01/24	6/17 at 100.00	B–	984,545
2,700	5.875%, 6/01/30	6/17 at 100.00	B	2,157,057
2,755	5.750%, 6/01/34	6/17 at 100.00	B	2,096,968
7,995	5.875%, 6/01/47	6/17 at 100.00	B	5,983,378
18,300	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	14,666,888
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,730	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	1,901,478
	2011A, 6.000%, 11/15/41
3,750	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	A	2,380,800
	System Inc., Series 2007A, Trust 2812, 12.923%, 1/15/46 – AMBAC Insured (IF)
3,685	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	3,655,041
	2013A-1, 5.000%, 2/15/48 (WI/DD, Settling 8/15/13)
45,430	Total Ohio			36,659,104
	Oklahoma – 1.0% (0.7% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,087,340
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,700,862
	Center, Series 2008B, 5.250%, 8/15/38
2,235	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A+ (5)	2,292,194
	5.000%, 2/15/24 (Pre-refunded 2/15/14)
4,910	Total Oklahoma			5,080,396
	Oregon – 1.0% (0.7% of Total Investments)
5,000	Oregon Department of Administrative Services, Certificates of Participation, Series 2010A,	No Opt. Call	AA	5,182,250
	5.000%, 5/01/14
	Pennsylvania – 4.1% (2.7% of Total Investments)
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/15 at 100.00	BBB+	1,016,970
	Refunding Series 2005A, 5.000%, 12/01/21 – RAAI Insured
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AA–	1,247,975
	AGM Insured
3,250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	3,257,020
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
8,550	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	7,619,675
	0.000%, 12/01/38
2,620	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001T, 5.500%, 12/01/13 –	No Opt. Call	A+	2,666,453
	FGIC Insured
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA	4,768,350
	6/01/33 – AGM Insured
21,670	Total Pennsylvania			20,576,443
	Puerto Rico – 4.5% (2.9% of Total Investments)
3,600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.000%, 7/01/28	7/18 at 100.00	BBB	3,079,764
2,135	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	No Opt. Call	BBB–	2,119,479
	Bonds, Series 2002C, 5.750%, 7/01/22
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/17 at 100.00	BBB–	700,304
	Bonds, Series 2002D, 5.450%, 7/01/31 – AMBAC Insured
2,200	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/17 at 100.00	Baa3 (5)	2,559,018
	Bonds, Series 2002D, 5.450%, 7/01/31 (Pre-refunded 7/01/17) – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
12,000	0.000%, 8/01/32	8/26 at 100.00	A+	11,371,320
1,000	6.000%, 8/01/42	8/19 at 100.00	A+	1,001,000
23,890	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,507,698
	8/01/54 – AMBAC Insured
45,625	Total Puerto Rico			22,338,583
	Rhode Island – 1.6% (1.0% of Total Investments)
	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond
	Program, Series 2008, Trust 1177:
1,500	9.739%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,577,130
1,000	9.839%, 4/01/23 (Alternative Minimum Tax) (Pre-refunded 10/01/13) (IF)	10/13 at 100.00	AA+ (5)	1,029,100
5,440	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/13 at 100.00	BBB+	5,444,787
	Series 2002A, 6.125%, 6/01/32
7,940	Total Rhode Island			8,051,017
	South Carolina – 5.0% (3.2% of Total Investments)
2,500	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2011A,	2/21 at 100.00	Aa1	2,590,100
	5.000%, 2/01/41
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	AA- (5)	2,534,825
	Improvement Bonds, Series 2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)
2,950	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	A (5)	3,101,837
	Series 2004A, 5.250%, 2/15/22 (Pre-refunded 8/15/14) – NPFG Insured
21,565	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	9,694,330
	0.000%, 1/01/30 – AMBAC Insured
6,865	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	1/14 at 100.00	AA–	6,884,359
	System, Series 2003A, 5.000%, 1/01/27 – AMBAC Insured
36,380	Total South Carolina			24,805,451
	South Dakota – 1.0% (0.6% of Total Investments)
2,830	Sioux Falls, South Dakota, Industrial Revenue Refunding Bonds, Great Plains Hotel Corporation,	10/14 at 100.00	AA+ (5)	3,033,024
	Series 1989, 8.500%, 11/01/16 (Pre-refunded 10/15/14) (Alternative Minimum Tax)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,750,473
	Hospitals, Series 2004A, 5.500%, 11/01/31
4,580	Total South Dakota			4,783,497
	Tennessee – 0.7% (0.4% of Total Investments)
3,125	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,350,000
	Mountain States Health Alliance, Refunding Series 2010A, 6.000%, 7/01/38
	Texas – 23.4% (15.3% of Total Investments)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/14 at 100.00	C	331,946
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
1,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	1,053,770
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
4,080	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005,	1/15 at 100.00	A (5)	4,340,957
	5.000%, 1/01/35 (Pre-refunded 1/01/15) – FGIC Insured
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	1,063,200
	6.000%, 1/01/41
3,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	3,214,500
	Schoolhouse Series 2005C, 5.000%, 2/15/30 (Pre-refunded 2/15/15)
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E,	No Opt. Call	A+	3,793,840
	5.000%, 11/01/42 (Alternative Minimum Tax)
2,720	Edinburg Consolidated Independent School District, Hidalgo County, Texas, General Obligation	2/15 at 100.00	AAA	2,830,405
	Bonds, Refunding Series 2005, 5.000%, 2/15/30
2,000	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 54.64	Aaa	938,620
	0.000%, 8/15/28
9,120	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA	8,859,077
	Series 2013B, 5.000%, 4/01/53 (WI/DD, Settling 8/01/13)
3,070	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	3,179,507
	NPFG Insured
1,000	Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 2004A, 5.000%,	8/14 at 100.00	AA (5)	1,049,900
	8/15/27 (Pre-refunded 8/15/14) – FGIC Insured
7,570	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	A	2,456,238
	0.000%, 11/15/31 – NPFG Insured
3,500	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2011A,	No Opt. Call	AA	3,797,745
	5.250%, 11/15/30
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2005, 5.000%,	11/15 at 100.00	AA	5,145,350
	11/15/35 – AGM Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
3,250	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	AA	1,824,973
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA–	2,211,904
9,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A	9,382,500
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
5,000	Midland Independent School District, Midland County, Texas, General Obligation Bonds, School	2/17 at 100.00	AAA	5,357,650
	Building Series 2007, 5.000%, 2/15/32
7,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	7,166,530
	Series 2008I, 0.000%, 1/01/43
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%,	9/21 at 100.00	AA	2,145,400
	9/01/41 (UB) (4)
340	Panhandle Regional Housing Finance Corporation, Texas, GNMA Mortgage-Backed Securities Program	11/13 at 100.00	N/R	343,193
	Single Family Mortgage Revenue Bonds, Series 1991A, 7.500%, 5/01/24 (Alternative Minimum Tax)
6,310	Pasadena Independent School District, Harris County, Texas, General Obligation Bonds, Series	2/16 at 100.00	Aaa	6,971,793
	2006, 5.000%, 2/15/26 (Pre-refunded 2/15/16)
2,140	Pflugerville Independent School District, Travis County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	2,293,010
	Series 2005A, 5.000%, 2/15/30 (Pre-refunded 2/15/15)
2,210	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	A+	2,248,631
	Series 2004, 6.000%, 12/01/19
2,500	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, Series 2002,	No Opt. Call	Aa1	2,565,300
	5.375%, 2/01/14
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	4,191,600
	Texas Health Resources Tender Option Bond Trust 1197, 9.241%, 5/15/39 (IF) (4)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	2,970,487
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
5,910	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	6,192,262
	2012, 5.000%, 12/15/23
2,500	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment Revenue Bonds,	7/14 at 100.00	AAA	2,605,950
	Series 2010B, 5.000%, 1/01/19
3,335	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust	No Opt. Call	Aaa	3,707,086
	3479, 13.804%, 2/01/17 (IF)
4,430	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	4,261,970
	Refunding Series 2012A, 5.000%, 8/15/41
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
1,445	0.000%, 8/15/36	8/15 at 33.75	AAA	393,185
1,130	0.000%, 8/15/45	8/15 at 20.76	AAA	169,489
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
7,665	0.000%, 8/15/36 (Pre-refunded 8/15/15)	8/15 at 33.75	N/R (5)	2,546,850
7,665	0.000%, 8/15/41 (Pre-refunded 8/15/15)	8/15 at 25.73	N/R (5)	1,941,698
1,445	0.000%, 8/15/41 (Pre-refunded 8/15/15)	8/15 at 25.73	AAA	287,685
5,980	0.000%, 8/15/45 (Pre-refunded 8/15/15)	8/15 at 20.76	N/R (5)	1,222,133
1,175	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities Program	10/13 at 100.00	B–	1,177,491
	Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (Alternative Minimum Tax)
2,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series	8/15 at 57.10	AAA	1,124,320
	2005, 0.000%, 8/15/26 (Pre-refunded 8/15/15)
147,995	Total Texas			117,358,145
	Virginia – 3.2% (2.1% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,500,450
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A–	905,562
	System Obligated Group, Series 2013, 5.000%, 11/01/30
5,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Series	10/26 at 100.00	AA–	4,524,550
	2009C, 0.000%, 10/01/41 – AGC Insured
2,500	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	2,313,375
3,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004A, 5.000%, 8/01/13	No Opt. Call	AA+	3,000,000
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
2,470	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	2,497,022
1,260	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,171,271
16,630	Total Virginia			15,912,230
	Washington – 2.4% (1.6% of Total Investments)
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,944,213
	Services Project, Series 2009, 5.500%, 6/01/39 (UB) (4)
3,475	Port of Seattle, Washington, General Obligation Bonds, Series 2004B, 5.000%, 11/01/19	11/13 at 100.00	AAA	3,515,797
	(Pre-refunded 11/01/13) – AGM Insured (Alternative Minimum Tax)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,089,280
	Research Center, Series 2009A, 6.000%, 1/01/33
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	2,507,850
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
11,725	Total Washington			12,057,140
	West Virginia – 1.4% (0.9% of Total Investments)
6,725	West Virginia University, Revenue Bonds, West Virginia University Projects, Improvement Series	10/14 at 100.00	Aa3 (5)	7,098,910
	2004C, 5.000%, 10/01/34 (Pre-refunded 10/01/14) – FGIC Insured
	Wisconsin – 0.6% (0.4% of Total Investments)
2,890	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	2,969,648
	Series 2004, 6.100%, 5/01/34
$ 949,445	Total Municipal Bonds (cost $765,089,975)			769,384,172

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 40	Las Vegas Monorail Company, Senior Interest Bonds (6) (7)	5.500%	7/15/19	N/R	$ 10,147
12	Las Vegas Monorail Company, Senior Interest Bonds (6) (7)	3.000%	7/15/55	N/R	2,343
$ 52	Total Corporate Bonds (cost $1,534)				12,490
	Total Investments (cost $765,091,509) – 153.6%				769,396,662
	Floating Rate Obligations – (3.1)%				(15,480,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (53.4)% (8)				(267,500,000)
	Other Assets Less Liabilities – 2.9%				14,475,175
	Net Assets Applicable to Common Shares – 100%				$ 500,891,837

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$769,384,172	$ —	$769,384,172
Corporate Bonds	—	—	12,490	12,490
Total	$ —	$769,384,172	$12,490	$769,396,662

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $748,580,759.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 32,211,377
Depreciation	(26,875,471)
Net unrealized appreciation (depreciation) of investments	$ 5,335,906

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor's”), Moody’s Investors Service,
Inc. (“Moody's”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as
Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.8%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013